UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET MANAGED

MUNICIPALS FUND

FORM N-Q

May 31, 2011

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.1%
Alabama - 0.9%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$1,910,874
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,101,458
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,795,897
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,770,635
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,843,520
Civic Center Improvements Project	5.500%	4/1/41	13,210,000	13,567,727
Civic Centers Improvements Project	5.000%	4/1/27	1,500,000	1,572,840
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,252,800
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,162,950
AGC	5.250%	1/1/39	10,000,000	10,308,300
Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL	5.500%	10/1/13	4,940,000	4,951,955	(a)

Total Alabama				49,238,956

Alaska - 0.3%
Alaska Housing Finance Corp., Home Mortgage Revenue	5.500%	12/1/38	17,770,000	18,227,755

Arizona - 2.5%
Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project	5.000%	1/1/31	2,500,000	2,530,525
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,815,610
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	599,630	(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized	6.000%	10/20/31	600,000	629,982
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	40,000,000	38,515,600
Phoenix, AZ, Civic Improvement Corp. Wastewater System Revenue, NATL, FGIC	5.000%	7/1/24	1,000,000	1,001,430
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	13,048,263
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	13,533,000
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	44,440,000	39,371,173
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	11,535,360
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,010,330
University of Arizona, COP, AMBAC	5.000%	6/1/28	5,435,000	5,453,370

Total Arizona				131,044,273

California - 21.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	10,126,300
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,080,220
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,163,500
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,010,800
San Francisco Bay Area	5.125%	4/1/39	70,525,000	71,175,946
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	3,812,327
California EFA Revenue, Pooled College, Western University of Health Sciences	5.625%	7/1/23	500,000	414,845

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	$6,595,000	$6,153,795
Cedars-Sinai Medical Center	5.000%	8/15/39	59,145,000	53,941,423
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	31,861,740
Stanford Hospital & Clinics	5.150%	11/15/40	24,650,000	23,363,516
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,706,280	(a)
Home Mortgage	5.500%	8/1/38	10,000,000	8,880,400
Home Mortgage	5.500%	8/1/42	2,650,000	2,649,788	(a)
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,142,042
California Pollution Control Financing Authority Revenue, San Jose Water Co. Project	5.100%	6/1/40	12,000,000	11,000,280
California State Department of Water Resources, Water Revenue, AGM	5.125%	12/1/24	3,040,000	3,113,325
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	10,172,600
Systemwide, AGM	5.000%	11/1/39	8,100,000	7,676,613
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,840,100
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	8,550,000	8,528,967
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	9,890,500
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	10,672,896
John Muir Health	5.000%	8/15/36	4,305,000	3,901,665
John Muir Health	5.125%	7/1/39	7,280,000	6,735,092
Cucamonga County, CA, Water District, COP, NATL/FGIC	5.125%	9/1/31	3,655,000	3,680,329
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,140,200
Imperial Irrigation District Electric Revenue	5.000%	11/1/33	7,500,000	7,582,950
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,257,440
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,150,529
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.250%	8/1/21	3,000,000	3,000,330
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	11,730,000	11,000,980
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,244,725
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	11,862,980
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	9,246,870
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,030,220
Los Angeles International Airport	5.000%	5/15/40	172,035,000	173,681,666
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,305,868
Los Angeles, CA, Water & Power Revenue, Power Systems, AGM	5.000%	7/1/26	7,850,000	8,078,984
M-S-R Energy Authority, CA	7.000%	11/1/34	7,000,000	8,048,250
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	27,087,155
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	37,500,000	43,115,625
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	91,946,083
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	12,982,336
Modesto, CA, Irrigation District, COP:
Capital Improvements	6.000%	10/1/39	15,000,000	15,470,550
Capital Improvements, AGM	5.000%	7/1/20	1,535,000	1,553,128
Capital Improvements, AGM	5.000%	7/1/21	2,210,000	2,235,084

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	$5,000,000	$5,233,850
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,027,900
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,490,000
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	4,142,500
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	3,635,160
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	6,650,280
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/39	29,130,000	30,145,472
PFC/Grant	6.000%	7/1/35	24,360,000	25,209,190
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,841,910
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	15,718,050
Sacramento, CA, MUD Electric Revenue, NATL	5.000%	8/15/33	5,000,000	4,907,550
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	30,067,200
Arrowhead Project	5.250%	8/1/26	5,000,000	4,948,150
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,445,495
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,112,608
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,866,444
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	11,805,021
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	42,012,110
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	34,481,780
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	4,917,550
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	18,061,293
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,573,951
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,512,031
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,525,375
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,015,560
Turlock, CA, Irrigation District Revenue	5.000%	1/1/40	10,000,000	9,603,100
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,148,040
AMBAC	5.000%	5/15/26	4,000,000	4,117,400
Walnut, CA, Energy Center Authority Revenue	5.000%	1/1/40	20,000,000	18,451,600

Total California				1,104,383,812

Colorado - 3.3%
Aurora, CO, Hospital Revenue, Childrens Hospital Association	5.000%	12/1/40	5,000,000	4,685,550
Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project	7.250%	9/15/30	1,000,000	1,019,340	(c)
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	9,887,047
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	2,934,117
Parkview Medical Center Inc. Project	6.500%	9/1/20	1,000,000	1,014,350	(c)
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	4,464,650

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Poudre Valley Health Care	5.000%	3/1/25	$500,000	$495,065
Sisters Leavenworth	5.000%	1/1/32	8,010,000	7,999,427
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,676,868
Sisters Leavenworth	5.000%	1/1/40	74,000,000	70,852,780
Colorado Springs, CO, Hospital Revenue	6.250%	12/15/33	11,000,000	11,351,560
Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC	5.100%	12/1/20	2,000,000	2,047,800	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	48,841,200
Pueblo County, CO, School District No. 60, GO, NATL, FGIC	5.250%	12/15/20	500,000	537,190	(c)
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,174,750
University of Colorado Hospital Authority Revenue	5.600%	11/15/21	1,000,000	1,023,770	(c)

Total Colorado				175,005,464

Connecticut - 1.1%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	1,255,000	1,189,439	(a)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,172,017
Fairfield University	5.000%	7/1/40	21,600,000	21,435,408
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	15,398,100
Connecticut State HFA:
Housing Mortgage Finance Program	4.850%	11/15/23	7,150,000	7,193,972
Housing Mortgage Finance Program	5.875%	11/15/33	3,805,000	3,844,382
Housing Mortgage Finance Program	6.000%	11/15/38	1,520,000	1,535,656
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	760,000	(d)(e)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	2,470,000	(d)(e)

Total Connecticut				59,998,974

Delaware - 1.1%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	43,645,000	38,772,036
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	16,715,000	17,107,969

Total Delaware				55,880,005

District of Columbia - 0.2%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	7,975,360
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,013,000

Total District of Columbia				12,988,360

Florida - 9.0%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	3,924,013
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	760,000	842,840	(b)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,804,100
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,715,145
Capital Region Community Development District, Capital Improvement	6.850%	5/1/31	825,000	825,503
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	885,000	889,319
Capital Trust Agency Revenue, Seminole Tribe Convention	8.950%	10/1/33	4,000,000	4,521,520	(c)(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	$3,515,000	$3,418,162
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	21,419,800
Citizens Property Insurance Corp., FL, Senior Secured High Act	6.000%	6/1/17	3,100,000	3,439,760
Clearwater, FL, Water & Sewer Revenue	5.250%	12/1/39	5,500,000	5,702,070
Collier County, FL, Water-Sewer, Refunding, Water Revenue, AMBAC	8.875%	5/1/12	20,000	21,519	(b)
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,710,000	1,572,328
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	155,000	155,206
Escambia County, FL, Utilities Systems Revenue:
NATL	9.750%	6/1/12	65,000	67,871	(b)
NATL, FGIC	6.250%	1/1/15	3,000,000	3,243,720
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	8,670,000	8,872,358
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	6,950,000	7,281,445
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	10,120,000	10,320,680
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/18	1,625,000	1,694,371
NATL	5.250%	11/1/20	1,805,000	1,870,576
Florida State Broward County Expressway Authority	10.000%	7/1/14	840,000	954,828	(b)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,076,710
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	1,070,000	1,212,802	(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	6.000%	11/15/25	1,750,000	1,885,415	(c)
Adventist Health Systems	5.875%	11/15/29	2,750,000	3,087,920	(c)
Adventist/Sunbelt Inc.	6.000%	11/15/31	3,000,000	3,104,550	(c)
Hillsborough County, FL:
IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,369,880	(a)
Utility Revenue, Refunding Bonds, NATL	9.875%	12/1/11	360,000	376,535	(b)
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,595,400
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	110,000	122,627	(b)
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,310,000	1,311,218	(a)(f)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	999,930
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,468,260
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,064,200	(a)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,036,504	(a)
Mediterra North Community Development District	6.800%	5/1/31	2,160,000	2,162,592
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	8,505,347
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	26,097,912
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	20,057,800
Miami International Airport	5.375%	10/1/41	13,000,000	12,760,410
Miami International Airport, AGM	5.000%	10/1/41	20,085,000	19,325,787
Miami International Airport, NATL, FGIC	5.550%	10/1/13	250,000	253,248	(a)
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,079,200
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	38,228,800

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	$7,000,000	$7,210,560
AGC	5.250%	2/1/27	5,500,000	5,789,960
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,296,148
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,686,225
Orlando Health Inc.	5.125%	10/1/26	6,000,000	5,853,420
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	13,104,130
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,542,344
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	33,907,960
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,085,920
Orlando & Orange County, FL, Expressway Authority Revenue, AMBAC	5.000%	7/1/35	4,500,000	4,437,810
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,119,100
Orlando, FL, Tourist Development Tax Revenue, AGC	5.500%	11/1/38	58,270,000	52,992,486
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	1,195,000	1,313,747	(b)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,150,820
Panther Trace, FL, Community Development, Special Assessment	7.250%	5/1/33	2,250,000	2,365,178	(c)
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	420,000	420,193	(a)
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	1,000,000	1,001,190
Renaissance Community Development District, Florida Capital Improvement Revenue	7.000%	5/1/33	830,000	773,012
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	4,224,417
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	436,908
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,221,400
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,610,251
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	8,481,725
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	3,871,340	(d)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,505,450	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,906,020
Tampa, FL, Sales Tax Revenue, AMBAC	5.375%	10/1/21	1,000,000	1,026,740	(c)
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	543,305
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,082,060
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	1,790,000	2,077,438	(b)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	910,010
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	968,385
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	983,900
West Palm Beach, FL, IDR, AMBAC	11.375%	6/1/11	45,000	45,000	(b)

Total Florida				472,684,733

Georgia - 3.9%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	290,000	290,328	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	$335,000	$339,271
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	535,410
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	53,713,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	23,586,004
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,069,290
NATL, FGIC	5.500%	11/1/19	1,000,000	1,138,350
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC	5.000%	8/1/22	1,000,000	1,020,310
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,695,500
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,127,440
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	17,055,932
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,089,860
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	7,885,488
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	21,424,400
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	190,000	206,055	(b)
Georgia Municipal Electric Authority:
Power Revenue, AMBAC	7.250%	1/1/24	500,000	650,095
Power System Revenue	6.500%	1/1/12	330,000	340,877
Georgia Private Colleges & Universities Authority Revenue, Mercer University Project	5.250%	10/1/20	2,000,000	2,002,240
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	15,174,300
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA- Collateralized	6.250%	6/1/15	930,000	932,706	(a)(f)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	6,570,083
Gas Project Revenue	5.000%	3/15/22	5,000,000	4,889,600
Gas Project Revenue	5.500%	9/15/26	10,000,000	9,687,800
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	295,708
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	584,095
Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project	6.800%	1/1/12	500,000	514,470
Private Colleges & Universities Authority Revenue, Mercer Housing Corp. Project	6.000%	6/1/31	2,000,000	1,950,040
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,008,840	(a)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	543,685
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,364,620
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	933,540

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	$2,250,000	$2,109,667

Total Georgia				205,729,504

Hawaii - 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	40,800,000	39,077,832
Hawaii State Airports Systems Revenue	5.000%	7/1/34	28,375,000	27,840,415
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	942,864	(a)

Total Hawaii				67,861,111

Idaho - 0.1%
Idaho Health Facilities Authority Revenue, St. Luke’s Regional Medical Center, AGM	5.000%	7/1/35	4,000,000	4,028,880

Illinois - 7.6%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	23,520,601
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	15,010,000	15,203,179
Chicago, IL, O’Hare International Airport Revenue	5.750%	1/1/39	13,900,000	14,113,921
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	5,456,760
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,314,925	(a)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	19,833,295
Alexian, AGM	5.500%	1/1/28	30,500,000	31,232,610
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	3,769,160
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	29,328,723
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	12,795,000	11,747,473
Memorial Health System	5.500%	4/1/39	12,000,000	11,488,680
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,317,603
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,002,643
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	2,415,000	2,421,496
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick	5.000%	6/15/50	102,025,000	91,180,763
McCormick	5.250%	6/15/50	113,205,000	105,595,360
McCormick Place, AGM	5.000%	6/15/50	30,000,000	26,811,300
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,276,572

Total Illinois				401,615,064

Indiana - 1.0%
Indiana Health Facilities Financing Authority, Hospital Revenue	6.375%	8/1/31	2,275,000	2,319,749	(c)
Indiana Health Facilities Financing Authority, Hospital Revenue	6.375%	8/1/31	725,000	729,626
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,275,480
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,140,400
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,207,900
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,661,693
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	2,460,000	2,598,547	(b)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	700,000	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	$20,000,000	$21,024,000

Total Indiana				53,657,395

Iowa - 0.1%
Iowa Finance Authority Revenue, Catholic Health Initiatives	6.000%	12/1/18	3,000,000	3,006,180

Kansas - 0.1%
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center Inc.	5.000%	5/15/35	4,000,000	3,618,080

Kentucky - 0.6%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,154,080
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,091,300
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,358,830
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,164,000
Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	12,171,846

Total Kentucky				32,940,056

Louisiana - 0.4%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	1,000,000	1,053,590
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	17,071,380
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,704,850

Total Louisiana				23,829,820

Maryland - 1.6%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,995,000	13,196,033
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	3,000,000	3,049,920
Maryland State Economic Development Corp., EDR:
Term Project	5.750%	6/1/35	8,000,000	7,747,360
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,387,725
Transportation Facilities Project	5.750%	6/1/35	19,000,000	18,399,980
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,237,700
Lifebridge Health	6.000%	7/1/41	1,500,000	1,523,715
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,547,200	(c)
University of Maryland Medical System	5.000%	7/1/34	9,000,000	8,642,520
University of Maryland Medical System	5.125%	7/1/39	12,725,000	12,150,848

Total Maryland				85,883,001

Massachusetts - 2.3%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	22,084,875
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,015,375
Boston University	5.700%	10/1/40	13,105,000	13,623,041
Broad Institute Inc.	5.375%	4/1/41	17,000,000	17,251,430
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	891,060

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Merrimack College Issue, NATL	5.000%	7/1/22	$1,000,000	$966,120
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,572,570
Massachusetts State HEFA Revenue:
Berklee College of Music	5.000%	10/1/32	5,000,000	5,032,000
Berkshire Health Systems, Radian	5.700%	10/1/25	1,000,000	964,830
Caregroup Inc.	5.000%	7/1/28	2,000,000	1,868,600
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,721,125
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	974,620
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,449,450
New England Medical Center, FGIC	5.000%	5/15/22	5,000,000	5,222,154	(c)
Suffolk University	5.750%	7/1/39	17,500,000	16,816,800
University of Massachusetts Memorial Health Care Inc.	6.625%	7/1/32	1,250,000	1,253,025
Massachusetts State Housing Finance Agency:
Housing Revenue, Single-Family Housing	5.350%	12/1/33	9,000,000	9,291,150
Housing Revenue, Single-Family Housing	5.400%	6/1/39	4,830,000	4,931,430
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	5,000,000	5,376,200
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	730,000	739,081
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL, FGIC	5.500%	1/1/34	1,000,000	1,053,230
Massachusetts State Water Pollution Abatement Trust, Pool Program, Unrefunded Balance	5.250%	8/1/28	245,000	253,475

Total Massachusetts				123,351,641

Michigan - 2.7%
Detroit, MI, GO, District State Aid	5.250%	11/1/35	17,000,000	17,251,430
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	8,007,480
AGM	6.250%	7/1/36	10,000,000	10,516,600
NATL	5.000%	7/1/30	7,000,000	6,613,040
Lake Superior, MI, State University Revenue, AMBAC	5.500%	11/15/21	1,000,000	1,011,510
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	16,694,865
Facilities Program	6.000%	10/15/38	20,500,000	21,996,910
Facilities Program, NATL	5.000%	10/15/29	1,500,000	1,504,215
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	17,972,230
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,689,116
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,568,000
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,178,235
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.350%	10/1/35	2,140,000	2,261,017	(a)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,534,000	(f)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	27,556,800

Total Michigan				143,355,448

Minnesota - 0.3%
Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized	6.625%	4/20/43	1,465,000	1,629,241	(c)
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,412,975
Eden Prairie, MN, MFH Revenue:
Rolling Hills Project, GNMA-Collateralized	6.150%	8/20/31	1,000,000	1,051,890

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - continued
Rolling Hills Project, GNMA-Collateralized	6.200%	2/20/43	$1,000,000	$1,051,570
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	190,000	207,399	(b)
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	11,199,695

Total Minnesota				17,552,770

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	3,000,000	3,228,390

Missouri - 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,536,550
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,358,337
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,302,450
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,089,460
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	30,161,100
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,010,240
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,025,920
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	921,420
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	10,751,558
Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL	5.250%	9/1/22	1,000,000	1,028,850
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,579,005

Total Missouri				70,764,890

Montana - 0.5%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	28,195,000	26,736,755	(a)

Nevada - 0.8%
Clark County, NV, Airport Revenue, AMBAC	5.000%	7/1/40	9,365,000	8,753,278
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.250%	6/1/41	10,000,000	8,462,300
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	18,970,740
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,074,525

Total Nevada				43,260,843

New Hampshire - 0.2%
New Hampshire HEFA Revenue, Healthcare System, Covenant Health System	6.125%	7/1/31	1,000,000	1,041,120	(c)
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	5,300,000	5,518,678
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	4,480,000	4,631,424

Total New Hampshire				11,191,222

New Jersey - 5.1%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	470,000	470,160
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,272,273
School Facilities Construction	5.250%	12/15/33	12,500,000	12,622,125
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	11,062,125	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	$8,500,000	$8,831,755
Catholic Health East	4.750%	11/15/29	5,000,000	4,746,350
St. Peter’s University Hospital	6.875%	7/1/30	1,500,000	1,499,970
New Jersey State EDA, First Mortgage Revenue, The Presbyterian Home at Montgomery Project	6.375%	11/1/31	2,000,000	1,647,820
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	13,110,000	11,298,854	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	12,000,000	10,651,200
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,005,820
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	10,800,355	(a)(g)
New Jersey State EFA Revenue:
Kean University	5.500%	9/1/36	7,255,000	7,526,845
Richard Stockton College	5.375%	7/1/38	5,000,000	5,054,000
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	10,887,564
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	26,664,017
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,157,300
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	56,414,880	(a)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	13,965,000	14,699,699
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	8,509,218
Transportation System	5.875%	12/15/38	30,000,000	31,726,800
Transportation System, NATL	6.000%	12/15/19	2,000,000	2,061,140	(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,064,960
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,574,157
South Jersey Port Corp. New Jersey Revenue, Refunding	5.000%	1/1/23	2,200,000	2,248,796

Total New Jersey				266,498,183

New Mexico - 0.6%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	4,655,000	4,801,912
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	4,650,000	4,885,150	(a)
New Mexico State Hospital Equipment Loan Council Hospital Revenue:
Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,312,050
Presbyterian Healthcare Services	5.000%	8/1/39	5,080,000	4,937,608

Total New Mexico				30,936,720

New York - 4.2%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	25,800,000	25,879,206
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	5,000,000	4,999,600
Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	3,075,780
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	24,068,000
MTA of New York Revenue	6.500%	11/15/28	10,000,000	11,561,800
MTA, NY, Revenue	5.000%	11/15/34	10,000,000	10,007,200
MTA, NY, Revenue	5.250%	11/15/40	21,500,000	21,819,275
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	5,686,856
New York City, NY, HDC, MFH Revenue, GNMA- Collateralized, FHA	5.100%	11/1/24	5,000,000	5,132,400

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	$4,000,000	$4,298,240
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,195,240
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,211,860
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	23,982,478
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities	5.375%	7/1/18	2,000,000	2,110,700	(c)
New York State Dormitory Authority Revenue, Non- State Supported Debt, New School University	5.500%	7/1/40	35,000,000	36,237,250
New York State Environmental Facilities Corp., State Clean Water & Drinking	5.125%	6/15/38	3,000,000	3,088,500
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	1,000,000	899,740
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	819,240
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,250,000	1,159,713	(a)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,074,880
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,053,700

Total New York				220,361,658

North Carolina - 1.3%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,651,340
COP	5.000%	6/1/24	3,000,000	3,105,300
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare	5.250%	1/15/34	13,400,000	13,482,812
Carolinas Healthcare	5.250%	1/15/39	22,000,000	22,039,820
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	1,981,580
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,003,450
Dare County, NC, COP, AMBAC	5.375%	6/1/15	1,145,000	1,171,530
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,040,810
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,694,249	(c)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,357,750
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,653,495

Total North Carolina				67,182,136

North Dakota - 0.2%
Burleigh County, ND, Health Care Revenue, MedCenter One Inc., NATL	5.250%	5/1/13	370,000	370,929
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	9,925,000

Total North Dakota				10,295,929

Ohio - 1.4%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,330,020
Cleveland, OH, Waterworks Revenue:
First Mortgage, NATL, Unrefunded Balance	5.625%	1/1/13	20,000	20,083
First Mortgage, NATL, Unrefunded Balance	5.700%	1/1/14	15,000	15,051
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,930,000	2,940,519
Cuyahoga County, OH, Hospital Revenue:
Refunding & Improvement, MetroHealth System Project, NATL	5.625%	2/15/17	1,000,000	1,003,220
Refunding, MetroHealth System, NATL	5.250%	2/15/19	5,935,000	5,951,024
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,461,902

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	$770,000	$770,685
Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project	7.125%	5/15/25	129,716	65	(e)(h)
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,404,013
Hamilton County, OH, Sales Tax Revenue:
AMBAC	5.250%	12/1/18	640,000	641,914
AMBAC	5.250%	12/1/19	730,000	732,095
AMBAC	5.250%	12/1/32	2,570,000	2,570,128
Lakewood, OH, GO, AMBAC	5.250%	12/1/21	2,000,000	2,049,280	(c)
Lorain County, OH, Hospital Revenue, Catholic Healthcare	5.500%	10/1/17	1,000,000	1,033,320
Lucas County, OH, Hospital Revenue:
Promedica Healthcare	6.000%	11/15/41	5,000,000	5,261,500
Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/29	9,550,000	9,558,022
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,497,300
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,752,545	(f)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,400,000	1,442,140
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,439,960	(f)

Total Ohio				71,874,786

Oklahoma - 0.9%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	36,820,000	38,329,988
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,206,100
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,553,205
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	2,465,000	2,670,680

Total Oklahoma				45,759,973

Oregon - 1.5%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	625,000	677,131	(c)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	375,000	350,895
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,099,350
Providence Health Systems	5.250%	10/1/20	1,000,000	1,062,880
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,082,566
Oregon State Department of Administrative Services:
COP	5.250%	5/1/39	1,900,000	1,944,346
Lottery Revenue, AGM	5.500%	4/1/18	2,000,000	2,087,460	(c)
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	5,309,300
Samaritan Health Services	5.250%	10/1/40	20,000,000	19,617,000
Oregon State GO, Veterans Welfare	5.375%	12/1/31	2,295,000	2,300,921
Oregon State, GO:
State Property	5.000%	5/1/36	4,500,000	4,729,590
State Property, ODOT Building	5.000%	5/1/36	15,150,000	15,922,953

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Port of Umatilla, OR, GO, Water Revenue, LOC- Bank of America N.A.	6.650%	8/1/22	$705,000	$706,699	(a)
Portland, OR, Community College District	5.000%	6/1/18	2,885,000	2,885,000	(c)

Total Oregon				76,776,091

Pennsylvania - 3.7%
Chester County, PA, HEFA, Health System Revenue	5.000%	5/15/40	2,500,000	2,393,100
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,440,000	1,130,702
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,692,416	(a)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	14,121,374
Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building	6.750%	5/15/25	1,805,000	1,874,330	(c)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,190,840
Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project	5.875%	6/1/31	1,000,000	990,140
Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project	5.800%	11/15/22	5,500,000	5,286,490
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	12,219,840
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	4,793,200
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,226,170
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	915,860
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	14,787,600	(f)
Shipping Port	3.375%	7/1/15	20,000,000	19,673,800	(f)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,217,380
Pennsylvania Higher EFA Revenue, University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,073,220
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	11,050,000	11,026,353
Drexel University	5.250%	5/1/41	8,385,000	8,391,037
Student Association Inc. Project	6.750%	9/1/32	985,000	910,879
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,713,540
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,042,970
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	1,835,838
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	37,270,000	38,987,774
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,001,740
Pennsylvania State Turnpike Commission Revenue	5.125%	12/1/40	11,500,000	11,218,135
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,516,530
Philadelphia, PA Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	1,025,000	1,262,370	(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East	5.000%	11/15/40	$9,065,000	$7,991,885

Total Pennsylvania				196,485,513

Puerto Rico - 1.8%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	15,000,000	14,046,150
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project	6.700%	5/1/24	1,000,000	1,003,420
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	165,640	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	74,500,000	72,751,485
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	7,000,000	6,896,750

Total Puerto Rico				94,863,445

Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,126,480
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	5,966,797

Total Rhode Island				9,093,277

South Carolina - 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	746,777	(b)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	816,248
South Carolina Jobs - EDA Revenue:
Hospital Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,284,000
Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,347,686
South Carolina Jobs, EDA, Hospital Revenue, Palmetto Health, AGM	6.500%	8/1/39	3,500,000	3,617,880
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,143,800
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	999,302

Total South Carolina				22,955,693

Tennessee - 0.8%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,348,750
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	1,982,040
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	7,570,000	7,571,362
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	8,093,813
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	19,504,800
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	4,837,493

Total Tennessee				43,338,258

Texas - 7.7%
Bexar County, TX, Health Facilities Development Corp., Revenue, Army Retirement Residence Project	6.300%	7/1/32	1,500,000	1,606,950	(c)
Bexar County, TX, Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL	6.050%	8/1/36	1,000,000	810,650

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Brazos River, TX, Harbor Navigation District:
BASF Corp. Project	6.750%	2/1/12	$1,000,000	$999,940
Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,079,400	(a)
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	3,746,982	(a)
Dallas-Fort Worth, TX, International Airport Revenue:
Joint Improvement	5.000%	11/1/42	10,000,000	9,528,300
Joint Improvement	5.000%	11/1/45	30,000,000	28,400,100
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.375%	12/1/32	3,000,000	3,011,610
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,400,181
Fort Worth, TX, Housing Finance Corp., GNMA- Collateralized Single-Family Mortgage Revenue, Capital Appreciation	0.000%	6/1/21	5,000	2,080	(a)
Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project	5.500%	5/1/15	1,775,000	1,695,036
Garza County, TX, Public Facility Corp., Project Revenue	5.750%	10/1/25	4,235,000	4,283,745
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	4,931,050	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	27,698,500
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,447,780	(b)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining LP Project	5.000%	2/1/23	44,000,000	45,917,520
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,116,800
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,270,600
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,326,401
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	35,750,000	32,155,338
Lower Colorado River Authority, TX, Transmission Contract Revenue, LCRA Transmission Services Project, AMBAC	4.900%	5/15/36	13,500,000	12,991,860
Midland County, TX, Hospital District Revenue, Refunding, AMBAC	5.375%	6/1/16	1,000,000	1,003,140
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	54,349,380
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	8,277,200
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,056,214
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources	5.000%	11/15/40	33,530,000	31,562,460
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,804,249
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	47,980,000	50,929,331
Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875%	12/31/39	18,000,000	19,042,920
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	26,674,250

Total Texas				405,119,967

U.S. Virgin Islands - 0.2%
University of the Virgin Islands:
Refunding & Improvement, Bonds, ACA	6.000%	12/1/24	1,000,000	973,880

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - continued
Refunding & Improvement, Bonds, ACA	6.250%	12/1/29	$2,790,000	$2,700,999
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	35,000	35,020	(a)
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	100,000	96,026	(a)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	8,000,000	7,339,120

Total U.S. Virgin Islands				11,145,045

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	505,000	615,444	(b)

Vermont - 0.1%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,939,035	(c)
Norwich University Project	5.500%	9/1/33	1,750,000	1,940,873	(c)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	1,225,000	1,236,907	(a)

Total Vermont				6,116,815

Virginia - 0.5%
Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co.	5.875%	6/1/17	4,000,000	4,093,800
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,496,000
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	14,225,000	14,496,413

Total Virginia				24,086,213

Washington - 1.0%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,873,137	(a)
Port of Seattle, WA, Revenue	5.000%	6/1/40	18,000,000	17,863,740
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	21,964,622
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	8,614,240
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	315,845

Total Washington				51,631,584

West Virginia - 0.3%
Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC	9.250%	11/1/11	215,000	222,658	(b)
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,107,650
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,050,674
United Health Systems	5.500%	6/1/39	4,000,000	3,994,320

Total West Virginia				13,375,302

Wisconsin - 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,720,498	(a)
Wisconsin State HEFA Revenue:
Agnesian Healthcare Inc.	6.000%	7/1/30	1,000,000	1,004,460	(c)
Aurora Health Care	6.400%	4/15/33	1,750,000	1,774,640
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	8,968,950
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	7,538,778

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - continued
Children’s Hospital	5.375%	8/15/37	$2,800,000	$2,810,388
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,416,855
Kenosha Hospital & Medical Center Project	5.700%	5/15/20	965,000	965,936
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,699,150

Total Wisconsin				36,899,655

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,256,850
Wyoming Municipal Power Agency, Power Supply	5.000%	1/1/42	1,000,000	990,670

Total Wyoming				12,247,520

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,034,379,172)				5,118,722,589

SHORT-TERM INVESTMENTS - 1.7%
Florida - 0.1%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.400%	10/1/41	4,450,000	4,450,000	(i)(j)
Orange County, FL, School Board COP, LOC-Wells Fargo Bank N.A.	0.140%	8/1/22	2,300,000	2,300,000	(i)(j)

Total Florida				6,750,000

Georgia - 0.0%
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wells Fargo Bank N.A.	0.140%	5/15/26	290,000	290,000	(i)(j)

Kentucky - 0.1%
Georgetown, KY, Industrial Building Revenue, Georgetown College Project, LOC-Fifth Third Bank	0.330%	11/15/29	4,340,000	4,340,000	(i)(j)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-JPMorgan Chase	0.150%	8/15/38	2,400,000	2,400,000	(i)(j)

Total Kentucky				6,740,000

New York - 0.7%
Long Island Power Authority, NY, Electric System Revenue, AGM, SPA-Dexia Credit Local	0.230%	12/1/29	7,200,000	7,200,000	(i)(j)
New York City, NY, GO, Subordinated, AGM, SPA- Dexia Credit Local	0.450%	11/1/26	6,200,000	6,200,000	(i)(j)
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.120%	6/15/34	9,100,000	9,100,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA- Dexia Credit Local	0.700%	6/15/33	9,200,000	9,200,000	(i)(j)
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.450%	11/1/22	2,000,000	2,000,000	(i)(j)

Total New York				33,700,000

Pennsylvania - 0.0%
Delaware County Authority, PA, Dunwoody Village Inc., LOC-Citizens Bank of PA	0.190%	4/1/30	400,000	400,000	(i)(j)

Puerto Rico - 0.3%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-Dexia Credit Local	0.180%	7/1/21	14,300,000	14,300,000	(i)(j)

Tennessee - 0.3%
Knox County, TN, Health, Educational & Housing Facilities Board Hospital Facility Revenue, Covenant Health, SPA-SunTrust Bank	0.310%	1/1/46	15,800,000	15,800,000	(i)(j)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 0.0%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wells Fargo Bank N.A.	0.140%	11/15/47	$500,000	$500,000	(i)(j)

Wisconsin - 0.2%
Wisconsin State HEFA Revenue:
Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.140%	8/15/36	1,200,000	1,200,000	(i)(j)
Gundersen Lutheran, AGM, SPA-Dexia Public Finance Bank	1.000%	12/1/15	6,700,000	6,700,000	(i)(j)

Total Wisconsin				7,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $86,380,000)				86,380,000

TOTAL INVESTMENTS - 98.8% (Cost - $5,120,759,172#)				5,205,102,589
Other Assets in Excess of Liabilities - 1.2%				64,990,850

TOTAL NET ASSETS - 100.0%				$5,270,093,439

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities are currently in default as of May 31, 2011.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Illiquid security.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
VHA	— Veterans Health Administration

Summary of Investments by Sector †

Transportation	22.9%
Health Care	20.8
Industrial Revenue	11.6
Special Tax Obligation	10.5
Power	8.5
Education	8.4
Housing	3.9
Leasing	3.8
Water & Sewer	3.5
Pre-Refunded/Escrowed to Maturity	1.4
Local General Obligation	1.1
Other	0.8
Solid Waste/Resource Recovery	0.6
State General Obligation	0.5
Short-Term Investments	1.7

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2011 and are subject to change.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	4.8%
AA/Aa	35.7
A	46.5
BBB/Baa	7.5
BB/Ba	0.7
B/B	0.3
CCC/Caa	0.1
A-1/VMIG 1	1.7
NR	2.7

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See	pages 23 through 25 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$5,118,722,589	—	$5,118,722,589
Short-term investments†	—	86,380,000	—	86,380,000

Total investments	—	$5,205,102,589	—	$5,205,102,589

†	See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$167,764,188
Gross unrealized depreciation	(83,420,771)

Net unrealized appreciation	$84,343,417

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 26, 2011